Consolidated Statements of Mezzanine Equity and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Common Stock Common stock Initial public offering	Common Stock Common stock Over-allotment	Common Stock Common stock	Additional Paid-In-Capital Initial public offering	Additional Paid-In-Capital Over-allotment	Additional Paid-In-Capital	Accumulated Deficit	Stock Subscription Receivable	Series Seed Convertible Preferred Stock	Series B Convertible Preferred Stock	Class A Common Stock	Class B Common Stock	Common stock	Initial public offering	Over-allotment	Total
Beginning balance at Dec. 31, 2023											$ 1,000	$ 2,382
Beginning balance (in shares) at Dec. 31, 2023											250,000	176,932
Changes in Mezzanine Equity
Issuance of Series B Convertible Preferred Stock												$ 2,378
Issuance of Series B Convertible Preferred Stock (in shares)												143,590
Issuance of Series B Convertible Preferred Stock to pay for services												$ 108
Issuance of Series B Convertible Preferred Stock to pay for services (in shares)												6,545
Repurchase and retirement of Stock, at cost											$ (1,000)
Repurchase and retirement of Stock, at cost (in shares)											(250,000)
Conversion of preferred and phantom stock into common stock and exchange at 4.11795 in connection with the reverse recapitalization												$ (4,868)
Conversion of preferred and phantom stock into common stock and exchange at 4.11795 in connection with the reverse recapitalization (in shares)												(327,067)
Beginning balance at Dec. 31, 2023								$ 625	$ (6,891)	$ (30)								$ (6,296)
Beginning balance (in shares) at Dec. 31, 2023					2,800,206
Changes in Stockholders' Deficit
Conversion of stock into common stock and exchanged in connection with the reverse								5,234										5,234
Conversion of stock into common stock and exchanged in connection with the reverse (in shares)	2,497,950	2,502,050			(2,800,206)
Net loss									(3,474)									(3,474)
Ending balance at Dec. 31, 2024								5,859	(10,365)	(30)								(4,536)
Ending balance (in shares) at Dec. 31, 2024	2,497,950	2,502,050											2,497,950	2,502,050	0
Changes in Stockholders' Deficit
Repayment of stock subscription receivable										30								30
Net loss									(442)									(442)
Ending balance at Mar. 31, 2025								5,859	(10,807)									(4,948)
Beginning balance at Dec. 31, 2024								5,859	(10,365)	(30)								(4,536)
Beginning balance (in shares) at Dec. 31, 2024	2,497,950	2,502,050											2,497,950	2,502,050	0
Changes in Stockholders' Deficit
Repayment of stock subscription receivable										30								$ 30
Transfer and conversion of Class B Common Stock to Class A Common Stock (in shares)	2,502,050	(2,502,050)
Transfer and conversion of Class A Common Stock to Common Stock (in shares)	(5,000,000)				5,000,000
Initial public offering of common stock						$ 13,022	$ 622									$ 13,022	$ 622
Initial public offering of common stock (in shares)			1,667,000	68,989														1,667,000
SAFE Conversion								1,176										$ 1,176
SAFE Conversion (in shares)					130,719
Put-Right conversion								(2,000)										(2,000)
Put-Right conversion (in shares)					(246,912)
Warrants issued to underwriters								330										330
Net loss									(4,228)									(4,228)
Ending balance at Dec. 31, 2025								19,009	(14,593)									4,416
Ending balance (in shares) at Dec. 31, 2025					6,619,796								0	0	6,619,796
Changes in Stockholders' Deficit
Net loss	$ 0	$ 0			$ 0			0	(2,162)	$ 0								(2,162)
Ending balance at Mar. 31, 2026								$ 19,034	$ (16,755)									$ 2,279
Ending balance (in shares) at Mar. 31, 2026															6,619,796